SUBSEQUENT EVENTS (Detail Textuals) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 27, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 27, 2023 ₪ / shares shares	Jan. 27, 2023 $ / shares shares	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares shares
Subsequent Event [Line Items]
Refunded upfront payment to Galderma | $		$ 4,000
Ordinary shares, shares issued								23,129,469	23,126,804
Ordinary shares, par value per share | ₪ / shares								₪ 0.1	₪ 0.1
Gross proceeds from the Offering | $			$ 0	$ 0	$ 21,306
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued						2,000,000	2,000,000
Number of warrants issued to purchase Ordinary Shares						2,000,000	2,000,000
Subsequent Event [Member] | Affiliate Private Placement [Member]
Subsequent Event [Line Items]
Gross proceeds from the Offering | $	$ 22,800
Subsequent Event [Member] | Armistice Capital [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued						2,560,000	2,560,000
Ordinary shares issued, Price per share | (per share)						₪ 0.1	$ 5
Number of warrants issued to purchase Ordinary Shares						2,560,000	2,560,000
Exercise price of warrants | $ / shares							$ 5.85
Gross proceeds from the Offering | $	$ 12,800